Exhibit 99(a)
MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-1

Payment Number	1
Beginning Date of Collection Period	15-Jun-06
End Date of Collection Period	30-Jun-06
Payment Date	20-Jul-06
Previous Payment Date	NA
Interest Period Beginning On	12-Jul-06
Interest Period Ending On	19-Jul-06

Funds Disbursement
Collected Funds	24,988,766.64
Available Payment Amount	24,988,766.64
Principal Collections	19,925,319.54
Net Interest Collections	5,063,447.10
Interest Collections	5,063,447.10
Principal recoveries	0.00
Servicing fee	292,879.42
Skip-A-Pay Advance	0.00
Skip-A-Pay Reimbursement Amount	0.00

Disbursements	24,988,766.64
Interest Paid to Notes	1,280,543.94
Principal Paid to Notes	19,925,319.54
Ownership Interest - pursuant to Section 5.01 (a) (xx)	3,490,023.74
Servicing Fee (to Master Servicer)	292,879.42

Yield Maintenance Account
Maximum Monthly Yield Maintenance Amount	0.00
Amount used to pay supplemental interest	0.00
Unused amount - towards Ownership Interest	0.00
Amount on deposit before YMA payments	4,760,681.00
Amount remaining on deposit in the YMA Account	4,760,681.00

Pool Balance
Beginning Pool Balance	1,317,957,406.00
Principal Collections (including repurchases)	19,925,319.54
Additional Principal Reduction Amount	0.00
Ending Pool Balance	1,298,032,086.46

Note Balance
Beginning Pool Balance	1,038,550,000.00
Note Paydown	19,925,319.54
Ending Note Balance	1,018,624,680.46

Collateral Performance
Cash yield (% of beginning balance, annualized)	8.64%
Loss rate (net of principal recoveries; % of beginning balance)	0.00%
Net yield	8.64%
Realized Losses	0.00
Cumulative Realized Losses	0.00
Cumulative Loss Percentage	0.00%
Delinquent Loans:
One payment principal balance of loans	31,052.31
One payment number of loans	1
Two payments principal balance of loans	0.00
Two payments number of loans	0.00
Three-payments plus principal balance of loans	0.00
Three-payments plus number of loans	0.00
One payment Delinquency Percentage (for related Collection Period)	0.00%
Two payments Delinquency Percentage (for related Collection Period)	0.00%
Two payments plus Delinquency Percentage (for related Collection Period)	0.00%
Two Payment Plus Rolling Average (for such Payment Date)	0.00%
Three payments plus Delinquency Percentage	0.00%

Aggregate Principal Balances of Loans that were restructured	203,498.14
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.02%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	0
Principal balance of loans purchased or susbstituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	0
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	0
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	9,872
Number outstanding end of period	9,738
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	0
Principal balance of loans that went into REO during the Collection Period	0.00
Unpaid Servicing Fee from previous Collection Periods	0

Overcollateralization
Beginning OC Amount	279,407,406.00
OC Release Amount	0.00
Extra Principal Payment Amount	0.00
Class A-1 Extra Principal Payment Amount Paid	0.00
Class A-2 Extra Principal Payment Amount Paid	0.00
Class M-1 Extra Principal Payment Amount Paid	0.00
Class M-2 Extra Principal Payment Amount Paid	0.00
Ending OC Amount	279,407,406.00

Target OC Amount	279,407,406.00
Interim OC Amount	279,407,406.00
Interim OC Deficiency	0.00

Monthly Excess Cashflow (before Servicing Fee)	3,782,903.16
Monthly Excess Cashflow (after Servicing Fee)	3,490,023.74
Principal Payment Amount	19,925,319.54
Class A-1 Principal Payment Amount	12,236,646.10
Class A-2 Principal Payment Amount	3,061,271.95
Class M-1 Principal Payment Amount	2,654,918.61
Class M-2 Principal Payment Amount	1,972,482.88
Principal Collections	19,925,319.54
OC Release Amount	0.00

Other
Stepdown	No
Trigger Event	No
Master Servicer Termination Event	No
Event of Default	No
Original Note Balance	1,038,550,000.00
Total Note Principal Amount divided by Total Original Note Principal Amount	98.08%
EOP Note Principal Amount divided by Original Note Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	5.35563%
1 month LIBOR	0.00000%
Class A-1 Formula Rate (1-mo. Libor plus 16 bps)	5.51563%
Class A-1 Note Rate	5.51563%
Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.53563%
Class A-2 Note Rate	5.53563%
Class M-1 Formula Rate (1-mo. Libor plus 28 bps)	5.63563%
Class M-1 Note Rate	5.63563%
Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.65563%
Class M-2 Note Rate	5.65563%

Available Funds Cap	29.70000%

Class A-1 Noteholder's Statement

A. Information on Payments
Original Class A-1 Note Balance	637,800,000.00
1. Total Payments per $1,000	20.411406
2. Principal Payment per $1,000	19.185710
3. Interest Payment per $1,000	1.225696

B. Calculation of Class A-1 Interest Due & Paid
1. Class A-1 Note Rate	5.51563%
2. Days in Accrual Period	8

3. Class A-1 Interest Due	781,748.63
4. Class A-1 Interest Paid	781,748.63
5. Class A-1 Interest Carry Forward Amount Due	0.00
6. Class A-1 Interest Carry Forward Amount Paid	0.00
7. Class A-1 Supplemental Interest Amount Due	0.00
8. Class A-1 Supplemental Interest Amount Paid	0.00

9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-1 Principal Due & Paid
1. Class A-1 Note Principal Amount, BOP	637,800,000.00
2. Class A-1 Principal Due	12,236,646.10
3. Class A-1 Principal Paid	12,236,646.10
4. Class A-1 Principal Carry Forward Amount Paid	0.00
5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
6. Class A-1 Note Principal Amount, EOP	625,563,353.90

7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	0.9808143
8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	0.4819321
9. Class A-1 Note principal distribution percentage	61.412546339%

Class A-2 Noteholder's Statement

A. Information on Payments
Original Class A-2 Note Balance	159,560,000.00
1. Total Payments per $1,000	20.415850
2. Principal Payment per $1,000	19.185710
3. Interest Payment per $1,000	1.230140

B. Calculation of Class A-2 Interest Due & Paid
1. Class A-2 Note Rate	5.53563%
2. Days in Accrual Period	8

3. Class A-2 Interest Due	196,281.14
4. Class A-2 Interest Paid	196,281.14
5. Class A-2 Interest Carry Forward Amount Due	0.00
6. Class A-2 Interest Carry Forward Amount Paid	0.00
7. Class A-2 Supplemental Interest Amount Due	0.00
8. Class A-2 Supplemental Interest Amount Paid	0.00

9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-2 Principal Due & Paid
1. Class A-2 Note Principal Amount, BOP	159,560,000.00
2. Class A-2 Principal Due	3,061,271.95
3. Class A-2 Principal Paid	3,061,271.95
4. Class A-2 Principal Carry Forward Amount Paid	0.00
5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
6. Class A-2 Note Principal Amount, EOP	156,498,728.05

7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	0.9808143
8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	0.1205661
9. Class A-2 Note principal distribution percentage	15.363728275%

Class M-1 Noteholder's Statement

A. Information on Payments
Original Class M-1 Note Balance	138,380,000.00
1. Total Payments per $1,000	20.438073
2. Principal Payment per $1,000	19.185710
3. Interest Payment per $1,000	1.252362

B. Calculation of Class M-1 Interest Due & Paid
1. Class M-1 Note Rate	5.63563%
2. Days in Accrual Period	8

3. Class M-1 Interest Due	173,301.88
4. Class M-1 Interest Paid	173,301.88
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Supplemental Interest Amount Due	0.00
8. Class M-1 Supplemental Interest Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-1 Principal Due & Paid
1. Class M-1 Note Principal Amount, BOP	138,380,000.00
2. Class M-1 Principal Due	2,654,918.61
3. Class M-1 Principal Paid	2,654,918.61
4. Class M-1 Principal Carry Forward Amount Paid	0.00
5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
6. Class M-1 Note Principal Amount, EOP	135,725,081.39

7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	0.9808143
8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	0.1045622
9. Class M-1 Note principal distribution percentage	13.324346445%

Class M-2 Noteholder's Statement

A. Information on Payments
Original Class M-2 Note Balance	102,810,000.00
1. Total Payments per $1,000	20.442517
2. Principal Payment per $1,000	19.185710
3. Interest Payment per $1,000	1.256807

B. Calculation of Class M-2 Interest Due & Paid
1. Class M-2 Note Rate	5.65563%
2. Days in Accrual Period	8

3. Class M-2 Interest Due	129,212.29
4. Class M-2 Interest Paid	129,212.29
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Supplemental Interest Amount Due	0.00
8. Class M-2 Supplemental Interest Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-2 Principal Due & Paid
1. Class M-2 Note Principal Amount, BOP	102,810,000.00
2. Class M-2 Principal Due	1,972,482.88
3. Class M-2 Principal Paid	1,972,482.88
4. Class M-2 Principal Carry Forward Amount Paid	0.00
5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
6. Class M-2 Note Principal Amount, EOP	100,837,517.12

7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	0.9808143
8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	0.0776849
9. Class M-2 Note principal distribution percentage	9.899378942%

HSBC FINANCE CORPORATION
HSBC HOME EQUITY LOAN TRUST 2006-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Master Servicer"), pursuant to a Sales and Servicing Agreement dated as of July 12, 2006 (the "Sales and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation I, as Depositor, the Master Servicer,
U.S. Bank National Association, as Indenture Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust 2006-1, the
Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Master
Servicer under the Sales and Servicing Agreement.

3	The undersigned is a Servicing Officer.

4	This Certificate relates to the Payment Date occurring on July 20, 2006

5	As of the date hereof, to the best knowledge of the undersigned, the Master
Servicer has performed in all material respects all its obligations under the
Sales and Servicing Agreement through the Collection Period preceding such
Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Master Servicer Termination has occurred since the prior Determination Date.

6	As of the date hereof, to the best knowledge of the undersigned, no
Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this
Certificate the 17th day of July, 2007.

HSBC FINANCE CORPORATION
as Master Servicer

By: /s/ J. A. Bevacqua
Title: Servicing Officer